Schedule of Investments (unaudited) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 32.3%
Abbisko Cayman Ltd., (Acquired 10/29/21, Cost: $14,841,983)(a)	10,378,250	$5,544,438
AbbVie, Inc.	194,795	31,578,217
Acumen Pharmaceuticals, Inc.(b)	855,902	3,346,577
Acumen Pharmaceuticals, Inc., (Acquired 06/17/21, Cost: $2,167,999)(a)	570,601	2,231,050
Agios Pharmaceuticals, Inc.(b)(c)	417,428	12,151,329
Akouos, Inc.(b)	287,850	1,367,287
Alkermes PLC(b)	956,065	25,154,070
Alnylam Pharmaceuticals, Inc.(b)(c)	88,342	14,425,365
Ambrx Biopharma, Inc., ADR(b)	1,265,827	5,215,207
Annexon, Inc.(b)	237,835	649,290
Applied Molecular Transport, Inc.(b)	99,096	745,202
Arcus Biosciences, Inc.(b)	182,820	5,769,799
Arcutis Biotherapeutics, Inc.(b)	511,332	9,848,254
Argenx SE, ADR(b)	90,484	28,530,510
Arrowhead Pharmaceuticals, Inc.(b)	81,025	3,726,340
BioAtla, Inc.(b)	138,461	692,305
Biogen, Inc.(b)	71,495	15,056,847
Biohaven Pharmaceutical Holding Co. Ltd.(b)	198,410	23,525,474
BioMarin Pharmaceutical, Inc.(b)	314,483	24,246,639
Biomea Fusion, Inc.(b)	521,404	2,325,462
Blueprint Medicines Corp.(b)	131,115	8,375,626
Cerevel Therapeutics Holdings, Inc.(b)	266,656	9,335,627
Connect Biopharma Holdings Ltd.(b)	1,125,262	3,398,291
Decibel Therapeutics, Inc.(b)	793,527	2,412,322
Design Therapeutics, Inc.(b)	936,636	15,126,671
Enanta Pharmaceuticals, Inc.(b)	67,443	4,800,593
Everest Medicines Ltd., (Acquired 05/29/20, Cost: $11,209,200)(a)	3,113,667	10,314,894
Everest Medicines Ltd.(b)(d)	433,000	1,410,867
Exact Sciences Corp.(b)	239,870	16,771,710
Exelixis, Inc.(b)	599,520	13,591,118
Fate Therapeutics, Inc.(b)	54,634	2,118,160
Galapagos NV, ADR(b)	74,410	4,614,908
Genmab A/S(b)	56,102	20,261,409
Genmab A/S, ADR(b)	114,086	4,127,631
Gracell Biotechnologies, Inc., ADR(b)	340,846	794,171
Halozyme Therapeutics, Inc.(b)	502,750	20,049,670
Horizon Therapeutics PLC(b)	387,339	40,751,936
Imago Biosciences, Inc.(b)	1,120,866	21,599,088
Immuneering Corp., Class A(b)	490,357	3,172,610
Immuneering Corp., Series B, (Acquired 05/05/21, Cost: $2,399,990)(a)	326,904	2,115,069
Immunocore Holdings PLC, ADR(b)	59,868	1,790,053
Immunocore Ltd.	321,900	9,624,810
Insmed, Inc.(b)	125,556	2,950,566
Ionis Pharmaceuticals, Inc.(b)	164,245	6,083,635
Iovance Biotherapeutics, Inc.(b)	226,055	3,763,816
Karuna Therapeutics, Inc.(b)	32,205	4,083,272
Keros Therapeutics, Inc.(b)	200,607	10,909,009
Kinnate Biopharma, Inc.(b)	295,538	3,327,758
Kronos Bio, Inc.(b)	284,272	2,055,287
Krystal Biotech, Inc.(b)	86,357	5,746,195
Kymera Therapeutics, Inc.(b)(c)	716,241	30,311,319
LianBio, Series A, (Acquired 10/28/20, Cost: $5,960,632)(a)	615,188	2,263,328
Mirati Therapeutics, Inc.(b)(c)	94,751	7,790,427
Monte Rosa Therapeutics, Inc.(b)(e)	764,573	10,719,313

Security	Shares	Value

Biotechnology (continued)
Morphic Holding, Inc.(b)	94,902	$3,810,315
Neurocrine Biosciences, Inc.(b)	231,560	21,708,750
Omega Therapeutics, Inc.(b)(e)	705,882	4,404,704
PMV Pharmaceuticals, Inc.(b)	305,830	6,367,381
Point Biopharma Global, Inc.(b)	394,898	3,147,337
Prometheus Biosciences, Inc.(b)	228,332	8,621,816
Prothena Corp. PLC(b)	343,011	12,543,912
Rapt Therapeutics, Inc.(b)	178,545	3,926,205
Revolution Medicines, Inc.(b)	280,503	7,155,632
Rubius Therapeutics, Inc.(b)	120,890	666,104
Sarepta Therapeutics, Inc.(b)(c)	459,519	35,897,624
Seagen, Inc.(b)(c)(f)	480,830	69,263,561
Sierra Oncology, Inc.(b)	201,437	6,456,056
Sigilon Therapeutics, Inc.(b)	564,538	829,871
Talaris Therapeutics, Inc.(b)	748,614	7,366,362
Tenaya Therapeutics, Inc.(b)(e)	165,729	1,952,288
TScan Therapeutics, Inc., Series C, (Acquired 01/15/21, Cost: $9,999,999)(a)	855,317	2,394,888
Twist Bioscience Corp.(b)	204,550	10,100,679
United Therapeutics Corp.(b)(c)	55,704	9,993,855
Vertex Pharmaceuticals, Inc.(b)(f)	235,670	61,502,800
Zentalis Pharmaceuticals, Inc.(b)	221,186	10,205,522

		811,006,483

Diversified Financial Services(b) — 2.0%
DA32 Life Science Tech Acquisition Corp.,
Class A(g)	1,496,819	14,593,985
Eucrates Biomedical Acquisition Corp.(g)	897,657	8,832,945
Health Assurance Acquisition Corp., Class A	1,361,273	13,408,539
Health Sciences Acquisitions Corp. 2	233,344	2,312,439
Helix Acquisition Corp., Class A	216,150	2,399,265
MedTech Acquisition Corp., Class A(e)	917,284	8,989,383

		50,536,556

Electronic Equipment, Instruments & Components — 0.2%
908 Devices, Inc.(b)	274,084	5,210,337

Health Care Equipment & Supplies — 28.8%
ABIOMED, Inc.(b)(c)	98,636	32,672,189
Alcon, Inc.	736,189	58,401,873
Align Technology, Inc.(b)	36,710	16,005,560
ConvaTec Group PLC(d)	4,411,215	12,459,107
Cooper Cos., Inc.	73,600	30,734,624
Demant A/S(b)	466,495	21,111,196
DexCom, Inc.(b)(c)	86,657	44,333,721
Edwards Lifesciences Corp.(b)	280,858	33,062,604
Globus Medical, Inc., Class A(b)	104,070	7,678,285
GN Store Nord A/S	171,876	8,424,736
Hologic, Inc.(b)(c)	490,210	37,657,932
IDEXX Laboratories, Inc.(b)	23,075	12,623,409
Insulet Corp.(b)	101,905	27,146,473
Intuitive Surgical, Inc.(b)(f)	148,043	44,661,612
Masimo Corp.(b)(f)	135,129	19,666,675
Nevro Corp.(b)(c)	511,890	37,025,004
Novocure Ltd.(b)	127,530	10,565,861
Nyxoah SA(b)(e)	648,041	12,215,573
Penumbra, Inc.(b)	111,508	24,769,272
Pulmonx Corp.(b)	183,221	4,545,713
ResMed, Inc.(c)	196,756	47,715,298
SI-BONE, Inc.(b)	204,910	4,630,966
Silk Road Medical, Inc.(b)	204,932	8,416,223
Sonova Holding AG, Registered Shares	77,355	32,314,126
STERIS PLC	131,745	31,851,989

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.(b)(c)	306,030	$35,588,229
Teleflex, Inc.	91,642	32,517,331
Zimmer Biomet Holdings, Inc.	261,113	33,396,353
ZimVie, Inc.	29,179	666,448

		722,858,382

Health Care Providers & Services — 10.2%
Addus HomeCare Corp.(b)	42,050	3,922,845
Agilon Health, Inc.(b)	282,683	7,166,014
Amedisys, Inc.(b)	164,226	28,294,498
AmerisourceBergen Corp.	174,010	26,921,087
Amplifon SpA	291,905	12,991,180
Cano Health, Inc.(b)	887,562	5,636,019
CareMax, Inc., (Acquired 07/22/21, Cost: $14,077,000)(a)	1,407,700	10,515,519
CareMax, Inc.(b)	309,553	2,312,361
Chemed Corp.	22,962	11,631,401
Encompass Health Corp.(c)	370,028	26,312,691
Guardant Health, Inc.(b)	233,615	15,474,658
Henry Schein, Inc.(b)	105,675	9,213,803
Kindstar Globalgene Technology, Inc.(b)(d)	4,092,500	1,375,644
LHC Group, Inc.(b)(c)	233,259	39,327,467
Quest Diagnostics, Inc.	260,825	35,696,509
R1 RCM, Inc.(b)	690,615	18,480,857

		255,272,553

Health Care Technology(b) — 1.3%
Omnicell, Inc.	140,725	18,222,480
Sophia Genetics SA	291,485	2,253,179
Teladoc Health, Inc.	184,446	13,304,090

		33,779,749

Life Sciences Tools & Services — 11.1%
10X Genomics, Inc., Class A(b)	90,120	6,855,428
Agilent Technologies, Inc.	45,130	5,972,053
Avantor, Inc.(b)(c)	668,124	22,595,954
Bruker Corp.	208,102	13,380,958
Cytek Biosciences, Inc.(b)	840,842	9,064,277
Gerresheimer AG	243,305	17,772,705
Illumina, Inc.(b)	66,833	23,351,450
IQVIA Holdings, Inc.(b)	96,747	22,368,874
IsoPlexis Corp., Series D, (Acquired 12/30/20, Cost: $14,800,023)(a)	1,601,113	5,482,664
Lonza Group AG, Registered Shares	33,777	24,474,926
Mettler-Toledo International, Inc.(b)(c)	18,255	25,067,583
QIAGEN NV(b)	645,525	31,630,725
Rapid Micro Biosystems, Inc., Class A(b)	549,778	3,732,993
Science 37 Holdings, Inc., (Acquired 10/06/21, Cost: $9,000,000)(a)	900,000	4,815,000
Sotera Health Co.(b)	1,179,907	25,556,786
Waters Corp.(b)	37,385	11,603,930
West Pharmaceutical Services, Inc.	39,055	16,040,279
Wuxi Biologics Cayman, Inc.(b)(d)	1,233,303	9,793,161

		279,559,746

Pharmaceuticals — 4.9%
Antengene Corp. Ltd., (Acquired 11/18/20, Cost: $7,091,948)(a)	5,019,274	4,267,469
AstraZeneca PLC, ADR	193,960	12,867,306
Daiichi Sankyo Co. Ltd.	1,462,400	31,934,401
Merck KGaA	99,895	20,861,520

Security	Shares	Value

Pharmaceuticals (continued)
Nuvation Bio, Inc.(b)	200,496	$1,054,609
Pfizer, Inc.	234,765	12,153,784
UCB SA	344,377	41,186,425

		124,325,514

Total Common Stocks — 90.8% (Cost: $2,141,523,864)		2,282,549,320

	Benefical Interest (000)

Other Interests

Biotechnology — 0.2%
Vividion Therapeutics, Inc.(h)	$3,810	4,000,000

Total Other Interests — 0.2% (Cost: $ — )		4,000,000

	Shares

Preferred Securities

Preferred Stocks — 8.5%(a)(h)

Biotechnology — 3.4%
Affinvax, Inc., Series C, (Acquired 01/06/21, Cost: $5,786,041)	183,164	6,363,117
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/26/21, Cost: $9,999,999)	5,657,068	3,677,094
Bright Peak Therapeutics AG, Series B, (Acquired 05/14/21, Cost: $8,000,003)	2,048,132	5,345,625
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)	2,430,833	11,667,998
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)	3,850,718	5,583,541
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)	482,077	13,498,156
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)	2,793,833	6,230,248
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $9,549,916)	3,913,900	9,549,916
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)	1,394,189	8,002,645
Numab Therapeutics AG, (Acquired 05/07/21, Cost: $7,770,441)	815,851	7,575,349
OnKure, Inc., Series B, (Acquired 03/03/21, Cost: $4,500,001)	1,628,488	4,282,924
Tango Therapeutics, Inc., (Acquired 08/10/21, Cost: $5,000,000)	500,000	3,780,000

		85,556,613

Health Care Equipment & Supplies — 1.5%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	11,355,713
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	7,423,978

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	$12,774,407
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	5,506,811

		37,060,909

Health Care Providers & Services — 1.8%
Adicon Holdings Ltd., (Acquired 12/22/20, Cost: $17,840,000)	10,696,226	20,964,603
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	24,669,849

		45,634,452

Pharmaceuticals — 0.5%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	11,009,998
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,700,343

		13,710,341

Semiconductors & Semiconductor Equipment — 0.6%
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $14,999,997)	571,947	14,739,074

Software — 0.7%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $17,100,000)	17,100	17,095,041

		213,796,430

Total Preferred Securities — 8.5% (Cost: $206,692,219)		213,796,430

Warrants

Diversified Financial Services — 0.0%
Eucrates Biomedical Acquisition Corp. (Expires 12/14/2025)(b)	299,219	52,393

Health Care Providers & Services(b) — 0.0%
CareMax, Inc. (Expires 07/16/2025)	63,808	95,712
Health Assurance Acquisition Corp. (Expires 11/12/2025)	340,318	173,562

		269,274

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2027)(b)	68,880	52,356

Total Warrants — 0.0% (Cost: $1,684,287)		374,023

Total Long-Term Investments — 99.5% (Cost: $2,349,900,370)		2,500,719,773

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)(i)	53,550,573	$53,550,573
SL Liquidity Series, LLC, Money Market Series, 0.43%(g)(i)(j)	1,720,343	1,719,827

Total Short-Term Securities — 2.2% (Cost: $55,270,774)		55,270,400

Total Investments Before Options Written — 101.7% (Cost: $2,405,171,144)		2,555,990,173

Options Written — (1.2)% (Premiums Received: $(21,755,875))		(28,943,160)

Total Investments, Net of Options Written — 100.5% (Cost: $2,383,415,269)		2,527,047,013

Liabilities in Excess of Other Assets — (0.5)%		(13,146,778)

Net Assets — 100.0%		$2,513,900,235

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $263,740,749, representing 10.5% of its net assets as of period end, and an original cost of $298,240,993

(b)	Non-income producing security
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors

(e)	All or a portion of this security is on loan
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives
(g)	Affiliate of the Trust
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy
(i)	Annualized 7-day yield as of period end
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$61,616,484	$—	$(8,065,911	)(a)	$—	$—	$53,550,573	53,550,573	$8,573		$—
DA32 Life Science Tech Acquisition Corp., Class A	14,683,795	—	—		—	(89,810)	14,593,985	1,496,819	—		—
Eucrates Biomedical Acquisition Corp.	8,761,132	—	—		—	71,813	8,832,945	897,657	—		—
SL Liquidity Series, LLC, Money Market Series	4,939,518	—	(3,218,434	)(a)	(1,021)	(236)	1,719,827	1,720,343	39,367	(b)	—

					$(1,021)	$(18,233)	$78,697,330		$47,940		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Edwards Lifesciences Corp.	425	04/01/22	USD	113.00	USD	5,003	$(193,375)
Illumina, Inc.	100	04/01/22	USD	350.00	USD	3,494	(30,000)
Intuitive Surgical, Inc.	64	04/01/22	USD	305.00	USD	1,931	(9,280)
Tandem Diabetes Care, Inc.	207	04/01/22	USD	120.00	USD	2,407	(97,290)
Vertex Pharmaceuticals, Inc.	173	04/01/22	USD	240.00	USD	4,515	(400,495)
AbbVie, Inc.	271	04/08/22	USD	155.00	USD	4,393	(202,572)
Edwards Lifesciences Corp.	82	04/08/22	USD	113.00	USD	965	(43,870)
Tandem Diabetes Care, Inc.	195	04/08/22	USD	125.00	USD	2,268	(20,475)
10X Genomics, Inc., Class A	140	04/14/22	USD	75.00	USD	1,065	(53,900)
10X Genomics, Inc., Class A	2	04/14/22	USD	80.00	USD	15	(525)
AbbVie, Inc.	271	04/14/22	USD	155.00	USD	4,393	(204,605)
ABIOMED, Inc.	167	04/14/22	USD	330.00	USD	5,532	(159,485)
Agilon Health, Inc.	220	04/14/22	USD	25.00	USD	558	(35,200)
Agios Pharmaceuticals, Inc.	669	04/14/22	USD	35.00	USD	1,947	(113,730)
Alcon, Inc.	1,423	04/14/22	USD	82.50	USD	11,289	(78,265)
Align Technology, Inc.	117	04/14/22	USD	460.00	USD	5,101	(83,070)
Alkermes PLC	792	04/14/22	USD	26.00	USD	2,084	(75,240)
Alnylam Pharmaceuticals, Inc.	197	04/14/22	USD	170.00	USD	3,217	(67,473)
Argenx SE	199	04/14/22	USD	320.00	USD	6,275	(159,200)
Avantor, Inc.	1,410	04/14/22	USD	37.80	USD	4,769	(3,370)
Biogen, Inc.	107	04/14/22	USD	230.00	USD	2,253	(15,248)
Biohaven Pharmaceutical Holding Co. Ltd.	343	04/14/22	USD	145.00	USD	4,067	(21,438)
BioMarin Pharmaceutical, Inc.	598	04/14/22	USD	95.00	USD	4,611	(59,800)
Blueprint Medicines Corp.	223	04/14/22	USD	80.00	USD	1,425	(24,530)
Bruker Corp.	312	04/14/22	USD	75.00	USD	2,006	(149,760)
Bruker Corp.	353	04/14/22	USD	67.50	USD	2,270	(42,360)
Cerevel Therapeutics Holdings, Inc.	398	04/14/22	USD	30.00	USD	1,393	(234,820)
Chemed Corp.	34	04/14/22	USD	480.00	USD	1,722	(103,700)
Cooper Cos., Inc.	43	04/14/22	USD	410.00	USD	1,796	(58,910)
DexCom, Inc.	145	04/14/22	USD	453.00	USD	7,418	(887,801)
Edwards Lifesciences Corp.	290	04/14/22	USD	125.00	USD	3,414	(11,600)
Edwards Lifesciences Corp.	154	04/14/22	USD	110.00	USD	1,813	(129,360)
Enanta Pharmaceuticals, Inc.	101	04/14/22	USD	75.00	USD	719	(30,300)
Exact Sciences Corp.	260	04/14/22	USD	85.00	USD	1,818	(78,000)
Exelixis, Inc.	959	04/14/22	USD	22.00	USD	2,174	(103,092)
Fate Therapeutics, Inc.	174	04/14/22	USD	40.00	USD	675	(26,100)
Galapagos NV	119	04/14/22	USD	75.00	USD	738	(5,950)
Globus Medical, Inc., Class A	166	04/14/22	USD	70.00	USD	1,225	(76,360)
Guardant Health, Inc.	248	04/14/22	USD	85.00	USD	1,643	(4,960)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Henry Schein, Inc.	165	04/14/22	USD	85.00	USD	1,439	$(49,500)
Hologic, Inc.	735	04/14/22	USD	71.72	USD	5,646	(429,332)
Horizon Therapeutics PLC	201	04/14/22	USD	105.00	USD	2,115	(50,250)
Horizon Therapeutics PLC	225	04/14/22	USD	100.00	USD	2,367	(141,750)
Insmed, Inc.	401	04/14/22	USD	25.00	USD	942	(12,030)
Insulet Corp.	284	04/14/22	USD	270.00	USD	7,565	(252,760)
Intuitive Surgical, Inc.	228	04/14/22	USD	320.00	USD	6,878	(33,060)
Ionis Pharmaceuticals, Inc.	525	04/14/22	USD	35.00	USD	1,945	(127,312)
IQVIA Holdings, Inc.	223	04/14/22	USD	250.00	USD	5,156	(14,495)
Karuna Therapeutics, Inc.	103	04/14/22	USD	120.00	USD	1,306	(107,635)
Keros Therapeutics, Inc.	300	04/14/22	USD	60.00	USD	1,631	(24,000)
Kymera Therapeutics, Inc.	620	04/14/22	USD	45.00	USD	2,624	(144,150)
LHC Group, Inc.	339	04/14/22	USD	140.00	USD	5,716	(969,540)
Mettler-Toledo International, Inc.	58	04/14/22	USD	1,550.00	USD	7,965	(27,840)
Novocure Ltd.	408	04/14/22	USD	70.00	USD	3,380	(561,000)
Penumbra, Inc.	143	04/14/22	USD	260.00	USD	3,176	(23,595)
Penumbra, Inc.	107	04/14/22	USD	240.00	USD	2,377	(18,725)
Pfizer, Inc.	250	04/14/22	USD	53.50	USD	1,294	(11,125)
Prometheus Biosciences, Inc.	366	04/14/22	USD	45.00	USD	1,382	(10,065)
Prothena Corp. PLC	582	04/14/22	USD	40.00	USD	2,128	(42,195)
Pulmonx Corp.	273	04/14/22	USD	30.00	USD	677	(92,820)
Qiagen NV	508	04/14/22	USD	55.00	USD	2,489	(24,130)
R1 RCM, Inc.	1,000	04/14/22	USD	26.25	USD	2,676	(208,231)
Rapt Therapeutics, Inc.	285	04/14/22	USD	23.96	USD	627	(30,725)
ResMed, Inc.	335	04/14/22	USD	250.00	USD	8,124	(68,675)
Revolution Medicines, Inc.	477	04/14/22	USD	21.50	USD	1,217	(239,021)
Sarepta Therapeutics, Inc.	340	04/14/22	USD	90.00	USD	2,656	(12,750)
Seagen, Inc.	657	04/14/22	USD	135.00	USD	9,464	(722,700)
SI-BONE, Inc.	315	04/14/22	USD	22.50	USD	712	(40,163)
Sierra Oncology, Inc.	324	04/14/22	USD	40.00	USD	1,038	(22,680)
Silk Road Medical, Inc.	293	04/14/22	USD	35.00	USD	1,210	(213,890)
STERIS PLC	222	04/14/22	USD	230.00	USD	5,367	(310,800)
Tandem Diabetes Care, Inc.	188	04/14/22	USD	130.00	USD	2,186	(14,100)
Teladoc Health, Inc.	113	04/14/22	USD	95.00	USD	815	(2,825)
Teleflex, Inc.	300	04/14/22	USD	330.00	USD	10,645	(795,000)
Twist Bioscience Corp.	381	04/14/22	USD	70.00	USD	1,881	(30,480)
United Therapeutics Corp.	84	04/14/22	USD	190.00	USD	1,507	(11,760)
Vertex Pharmaceuticals, Inc.	222	04/14/22	USD	250.00	USD	5,794	(337,440)
West Pharmaceutical Services, Inc.	62	04/14/22	USD	400.00	USD	2,546	(104,470)
Zentalis Pharmaceuticals, Inc.	354	04/14/22	USD	60.00	USD	1,633	(31,860)
Zimmer Biomet Holdings, Inc.	174	04/14/22	USD	130.00	USD	2,225	(50,895)
AmerisourceBergen Corp.	34	04/22/22	USD	150.00	USD	526	(22,440)
Illumina, Inc.	113	04/22/22	USD	345.00	USD	3,948	(187,580)
Pfizer, Inc.	250	04/22/22	USD	54.00	USD	1,294	(13,750)
Teladoc Health, Inc.	191	04/22/22	USD	74.00	USD	1,378	(69,237)
Vertex Pharmaceuticals, Inc.	361	04/22/22	USD	250.00	USD	9,421	(602,870)
AbbVie, Inc.	81	04/29/22	USD	160.00	USD	1,313	(37,665)
AstraZeneca PLC	310	04/29/22	USD	66.00	USD	2,057	(66,030)
Edwards Lifesciences Corp.	356	04/29/22	USD	113.00	USD	4,191	(258,100)
Exact Sciences Corp.	504	04/29/22	USD	70.00	USD	3,524	(277,200)
Intuitive Surgical, Inc.	181	04/29/22	USD	295.00	USD	5,460	(282,360)
Pfizer, Inc.	250	04/29/22	USD	55.00	USD	1,294	(12,125)
Sarepta Therapeutics, Inc.	590	04/29/22	USD	86.00	USD	4,609	(123,900)
Tandem Diabetes Care, Inc.	256	04/29/22	USD	115.00	USD	2,977	(188,160)
Teladoc Health, Inc.	286	04/29/22	USD	60.00	USD	2,063	(405,405)
AmerisourceBergen Corp.	261	05/06/22	USD	160.00	USD	4,038	(72,427)
AstraZeneca PLC	310	05/06/22	USD	66.00	USD	2,057	(70,525)
Biogen, Inc.	121	05/06/22	USD	225.00	USD	2,548	(81,070)
10X Genomics, Inc., Class A	140	05/20/22	USD	80.00	USD	1,065	(96,600)
10X Genomics, Inc., Class A	4	05/20/22	USD	90.00	USD	30	(2,220)
908 Devices, Inc.	300	05/20/22	USD	22.50	USD	570	(27,000)
ABIOMED, Inc.	148	05/20/22	USD	330.00	USD	4,902	(335,220)

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Agilent Technologies, Inc.	144	05/20/22	USD	140.00	USD	1,906	$(34,920)
Agilon Health, Inc.	684	05/20/22	USD	25.00	USD	1,734	(181,260)
Agios Pharmaceuticals, Inc.	666	05/20/22	USD	35.00	USD	1,939	(68,265)
Alcon, Inc.	393	05/20/22	USD	82.50	USD	3,118	(75,652)
Alcon, Inc.	147	05/20/22	USD	80.00	USD	1,166	(45,938)
Alkermes PLC	793	05/20/22	USD	29.00	USD	2,086	(59,475)
Alnylam Pharmaceuticals, Inc.	85	05/20/22	USD	180.00	USD	1,388	(45,050)
Amedisys, Inc.	525	05/20/22	USD	170.00	USD	9,045	(658,875)
AmerisourceBergen Corp.	261	05/20/22	USD	155.00	USD	4,038	(155,295)
Arcus Biosciences, Inc.	355	05/20/22	USD	40.00	USD	1,120	(47,038)
Arcutis Biotherapeutics, Inc.	546	05/20/22	USD	20.00	USD	1,052	(91,455)
Argenx SE	95	05/20/22	USD	340.00	USD	2,995	(99,750)
Arrowhead Pharmaceuticals, Inc.	259	05/20/22	USD	55.00	USD	1,191	(33,670)
Avantor, Inc.	727	05/20/22	USD	37.50	USD	2,459	(29,080)
Biohaven Pharmaceutical Holding Co. Ltd.	290	05/20/22	USD	135.00	USD	3,439	(146,450)
BioMarin Pharmaceutical, Inc.	408	05/20/22	USD	85.00	USD	3,146	(94,860)
Blueprint Medicines Corp.	196	05/20/22	USD	70.00	USD	1,252	(81,340)
Cerevel Therapeutics Holdings, Inc.	455	05/20/22	USD	35.00	USD	1,593	(188,825)
Chemed Corp.	39	05/20/22	USD	500.00	USD	1,976	(94,575)
Cooper Cos., Inc.	192	05/20/22	USD	440.00	USD	8,018	(111,360)
DexCom, Inc.	132	05/20/22	USD	510.00	USD	6,753	(495,000)
Enanta Pharmaceuticals, Inc.	114	05/20/22	USD	75.00	USD	811	(81,510)
Encompass Health Corp.	629	05/20/22	USD	71.26	USD	4,473	(199,129)
Exelixis, Inc.	959	05/20/22	USD	24.00	USD	2,174	(83,912)
Galapagos NV	119	05/20/22	USD	65.00	USD	738	(41,353)
Globus Medical, Inc., Class A	167	05/20/22	USD	70.00	USD	1,232	(100,200)
Guardant Health, Inc.	499	05/20/22	USD	60.00	USD	3,305	(551,395)
Halozyme Therapeutics, Inc.	804	05/20/22	USD	40.00	USD	3,206	(180,900)
Henry Schein, Inc.	170	05/20/22	USD	90.00	USD	1,482	(40,800)
Hologic, Inc.	833	05/20/22	USD	75.00	USD	6,399	(349,860)
Horizon Therapeutics PLC	805	05/20/22	USD	105.00	USD	8,469	(503,125)
Insulet Corp.	42	05/20/22	USD	270.00	USD	1,119	(65,520)
IQVIA Holdings, Inc.	86	05/20/22	USD	240.00	USD	1,988	(53,320)
Keros Therapeutics, Inc.	341	05/20/22	USD	55.00	USD	1,854	(187,550)
Krystal Biotech, Inc.	276	05/20/22	USD	80.00	USD	1,837	(43,470)
Kymera Therapeutics, Inc.	620	05/20/22	USD	50.00	USD	2,624	(151,900)
Kymera Therapeutics, Inc.	525	05/20/22	USD	45.00	USD	2,222	(203,437)
LHC Group, Inc.	396	05/20/22	USD	155.00	USD	6,677	(552,420)
Mirati Therapeutics, Inc.	151	05/20/22	USD	105.00	USD	1,242	(19,630)
Neurocrine Biosciences, Inc.	740	05/20/22	USD	95.00	USD	6,938	(399,600)
Nevro Corp.	410	05/20/22	USD	75.00	USD	2,966	(198,850)
Penumbra, Inc.	106	05/20/22	USD	240.00	USD	2,355	(89,040)
Prometheus Biosciences, Inc.	364	05/20/22	USD	50.00	USD	1,374	(182,000)
Prothena Corp. PLC	515	05/20/22	USD	40.00	USD	1,883	(123,600)
Pulmonx Corp.	300	05/20/22	USD	30.00	USD	744	(36,750)
Qiagen NV	799	05/20/22	USD	55.00	USD	3,915	(67,915)
Quest Diagnostics, Inc.	345	05/20/22	USD	150.00	USD	4,722	(25,013)
R1 RCM, Inc.	1,209	05/20/22	USD	27.14	USD	3,235	(220,988)
Rapt Therapeutics, Inc.	285	05/20/22	USD	25.00	USD	627	(59,850)
ResMed, Inc.	294	05/20/22	USD	270.00	USD	7,130	(76,440)
Revolution Medicines, Inc.	420	05/20/22	USD	20.00	USD	1,071	(285,600)
Sarepta Therapeutics, Inc.	233	05/20/22	USD	85.00	USD	1,820	(95,530)
Seagen, Inc.	881	05/20/22	USD	145.00	USD	12,691	(863,380)
SI-BONE, Inc.	340	05/20/22	USD	22.50	USD	768	(89,250)
Sierra Oncology, Inc.	320	05/20/22	USD	40.00	USD	1,026	(52,800)
Silk Road Medical, Inc.	362	05/20/22	USD	45.00	USD	1,495	(84,165)
Sotera Health Co.	1,000	05/20/22	USD	22.50	USD	2,166	(245,000)
STERIS PLC	200	05/20/22	USD	250.00	USD	4,835	(126,000)
Tandem Diabetes Care, Inc.	133	05/20/22	USD	125.00	USD	1,547	(67,165)
Teleflex, Inc.	99	05/20/22	USD	370.00	USD	3,513	(101,970)
Twist Bioscience Corp.	273	05/20/22	USD	60.00	USD	1,348	(63,473)
United Therapeutics Corp.	94	05/20/22	USD	190.00	USD	1,686	(53,580)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Waters Corp.	59	05/20/22	USD	340.00	USD	1,831	$(19,765)
Waters Corp.	59	05/20/22	USD	330.00	USD	1,831	(36,875)
West Pharmaceutical Services, Inc.	62	05/20/22	USD	420.00	USD	2,546	(101,990)
Zentalis Pharmaceuticals, Inc.	353	05/20/22	USD	55.00	USD	1,629	(103,252)
Zimmer Biomet Holdings, Inc.	585	05/20/22	USD	125.00	USD	7,482	(427,050)
Halozyme Therapeutics, Inc.	804	06/17/22	USD	40.00	USD	3,206	(140,700)
Quest Diagnostics, Inc.	345	06/17/22	USD	150.25	USD	4,722	(49,116)
Zimmer Biomet Holdings, Inc.	76	06/17/22	USD	130.00	USD	972	(44,460)

							$(24,521,898)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S	Barclays Bank PLC	55,000	04/01/22	USD	33.75	USD	1,990	$(134,456)
Gerresheimer AG	Goldman Sachs International	24,900	04/01/22	EUR	81.88	EUR	1,651	—
Merck Kgaa	UBS AG	31,900	04/01/22	EUR	201.44	EUR	6,056	(126)
UCB SA	UBS AG	44,000	04/01/22	EUR	89.97	EUR	4,772	(883,044)
GN Store Nord A/S	Goldman Sachs International	32,200	04/07/22	DKK	344.06	DKK	10,713	(19,160)
Encompass Health Corp.	JPMorgan Chase Bank N.A	55,500	04/08/22	USD	66.71	USD	3,947	(263,744)
Sotera Health Co.	Citibank N.A	50,000	04/08/22	USD	23.05	USD	1,083	(8,084)
Gerresheimer AG	Morgan Stanley & Co. International PLC	16,500	04/12/22	EUR	63.97	EUR	1,094	(68,459)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	32,200	04/12/22	DKK	354.61	DKK	10,713	(16,382)
Wuxi Biologics Cayman, Inc.	Citibank N.A	394,000	04/12/22	HKD	71.87	HKD	25,630	(29,309)
Sotera Health Co.	Citibank N.A	50,000	04/14/22	USD	23.54	USD	1,083	(10,634)
Convatec Group PLC	Morgan Stanley & Co. International PLC	500,000	04/19/22	GBP	1.83	GBP	1,078	(213,378)
Demant A/S	Morgan Stanley & Co. International PLC	34,900	04/19/22	DKK	290.59	DKK	10,679	(90,277)
GN Store Nord A/S	Morgan Stanley & Co. International PLC	32,200	04/19/22	DKK	369.27	DKK	10,713	(13,213)
Sotera Health Co.	Citibank N.A	50,000	04/20/22	USD	23.51	USD	1,083	(16,206)
Amplifon SpA	Morgan Stanley & Co. International PLC	61,000	04/21/22	EUR	39.44	EUR	2,473	(103,852)
Gerresheimer AG	Morgan Stanley & Co. International PLC	35,000	04/21/22	EUR	62.31	EUR	2,321	(210,831)
Sonova Holding AG	Goldman Sachs International	10,200	04/21/22	CHF	359.88	CHF	3,954	(331,210)
Amplifon SpA	Goldman Sachs International	27,200	04/27/22	EUR	39.11	EUR	1,103	(57,823)
Daiichi Sankyo Co. Ltd.	BNP Paribas SA	123,500	04/27/22	JPY	2,535.23	JPY	330,980	(177,429)
Genmab A/S	Morgan Stanley & Co. International PLC	8,700	04/27/22	DKK	2,310.00	DKK	21,446	(229,303)
UCB SA	UBS AG	62,900	04/27/22	EUR	103.01	EUR	6,822	(473,444)
Alcon, Inc.	BNP Paribas SA	39,200	05/02/22	USD	77.17	USD	3,110	(162,703)
Lonza Group AG	Royal Bank of Canada	4,400	05/04/22	CHF	683.10	CHF	2,958	(73,893)
Convatec Group PLC	Barclays Bank PLC	500,000	05/05/22	GBP	2.25	GBP	1,078	(29,146)
UCB SA	Morgan Stanley & Co. International PLC	3,300	05/05/22	EUR	110.49	EUR	358	(8,868)
Lonza Group AG	Goldman Sachs International	6,400	05/11/22	CHF	674.44	CHF	4,302	(143,622)
Daiichi Sankyo Co. Ltd.	JPMorgan Chase Bank N.A	344,400	05/13/22	JPY	2,895.92	JPY	922,992	(72,895)
Genmab A/S	Morgan Stanley & Co. International PLC	9,300	05/16/22	DKK	2,528.40	DKK	22,925	(87,736)
Convatec Group PLC	Morgan Stanley & Co. International PLC	411,500	05/18/22	GBP	2.29	GBP	887	(24,587)
Demant A/S	UBS AG	40,000	05/18/22	DKK	298.76	DKK	12,240	(104,877)
Sonova Holding AG	UBS AG	14,500	05/24/22	CHF	402.04	CHF	5,620	(191,061)
Demant A/S	Morgan Stanley & Co. International PLC	74,300	06/07/22	DKK	311.99	DKK	22,736	(171,510)

								$(4,421,262)

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$754,845,730	$56,160,753	$—	$811,006,483
Diversified Financial Services	50,536,556	—	—	50,536,556
Electronic Equipment, Instruments & Components	5,210,337	—	—	5,210,337
Health Care Equipment & Supplies	648,549,217	74,309,165	—	722,858,382
Health Care Providers & Services	230,390,210	24,882,343	—	255,272,553
Health Care Technology	33,779,749	—	—	33,779,749
Life Sciences Tools & Services	217,221,290	62,338,456	—	279,559,746
Pharmaceuticals	26,075,699	98,249,815	—	124,325,514
Other Interests	—	—	4,000,000	4,000,000
Preferred Securities
Preferred Stocks	—	—	213,796,430	213,796,430
Warrants	374,023	—	—	374,023
Short-Term Securities
Money Market Funds	53,550,573	—	—	53,550,573

	$2,020,533,384	$315,940,532	$217,796,430	2,554,270,346

Investments Valued at NAV(a)				1,719,827

				$2,555,990,173

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(22,203,290)	$(6,739,870)	$—	$(28,943,160)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Health Sciences Trust II (BMEZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Other Interest	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2021	$4,000,000	$232,701,012	$236,701,012
Transfers into Level 3	—	5,470,000	5,470,000
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)		18,407,243	18,407,243
Net change in unrealized appreciation (depreciation)(a)	—	(18,139,199)	(18,139,199)
Purchases	—	3,764,617	3,764,617
Sales	—	(28,407,243)	(28,407,243)

Closing balance, as of March 31, 2022	$4,000,000	$213,796,430	$217,796,430

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$—	$(1,550,979)	$(1,550,979)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,780,000. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$210,016,430	Market	Revenue Multiple	2.2x - 7.00x	6.05x
			EBITDA Multiple	10.25x	—
			Volatility	50% - 90%	67%
			Time to Exit	1.0 - 4.0	2.3
			Market Adjustment Multiple	0.60x - 1.25x	0.90x
			Recent Transactions	$ 9.29 - $28.00	$ 21.27
		Income	Discount Rate	2%	—

Other Interests	4,000,000	Market	Recent Transactions	$ 1.05	—

	$214,016,430

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

9